Related Party Costs and Expenses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Related party costs and expenses:
Related party expenses, total	$ 46,461	$ 44,120	$ 39,748
SAC Holdings
Related party costs and expenses:
U-Haul lease expenses	2,626	2,430	2,491
U-Haul commission expenses	41,185	39,167	34,858
Private Mini
Related party costs and expenses:
U-Haul commission expenses	$ 2,650	$ 2,523	$ 2,399